Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 81,138	$ (15,671)	$ 20,612
Other comprehensive income:
Unrealized gains on marketable securities, net of tax	201	32	0
Comprehensive income (loss)	$ 81,339	$ (15,639)	$ 20,612